Other Liabilities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Other Liabilities [Line Items]
Deferred revenue			$ 50.0
Repayment/revenue recognized	$ 12.9	$ 25.6
Contract With Customer, Liability, Tranche One
Other Liabilities [Line Items]
Deferred revenue		20.0
Contract With Customer, Liability, Tranche Two
Other Liabilities [Line Items]
Deferred revenue		15.0
Contract With Customer, Liability, Tranche Three
Other Liabilities [Line Items]
Deferred revenue		$ 15.0